Non-controlling interests - Other information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non-controlling interests
Total assets	€ 1,508,250	€ 1,522,695	€ 1,459,271
Total liabilities	1,416,928	1,412,036	1,351,910
Profit (loss)	(7,708)	€ 8,116	€ 9,315
Banco Santander (Brasil) S.A.
Non-controlling interests
Total assets	150,573
Total liabilities	138,026
Net assets	12,547
Total gross income	10,866
Profit (loss)	2,352
Banco Santander - Chile
Non-controlling interests
Total assets	66,880
Total liabilities	61,902
Net assets	4,978
Total gross income	2,263
Profit (loss)	629
Grupo Financiero Santander México, S.A.B. de C.V.
Non-controlling interests
Total assets	80,239
Total liabilities	73,739
Net assets	6,500
Total gross income	3,651
Profit (loss)	823
Santander Bank Polska
Non-controlling interests
Total assets	46,890
Total liabilities	41,816
Net assets	5,074
Total gross income	1,524
Profit (loss)	240
Santander Consumer USA Holdings, Inc.
Non-controlling interests
Total assets	43,706
Total liabilities	37,097
Net assets	6,609
Total gross income	4,575
Profit (loss)	€ 806